Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	AXA PREMIER VIP TRUST
Central Index Key	0001160168
Amendment Flag	false
Document Creation Date	Aug 29, 2012
Document Effective Date	Aug 29, 2012
Prospectus Date	May 1, 2012

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the Class K Shares of the AXA Conservative Allocation Portfolio.

*****

The first two sentences in the second paragraph under the section entitled "Investments, Risks, and Performance – Risk/Return Bar Chart and Table" are hereby deleted and replaced with the following information:

The Class K shares commenced operations on August 29, 2012.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	apvt4_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the Class K Shares of the AXA Conservative Allocation Portfolio.

*****

The first two sentences in the second paragraph under the section entitled "Investments, Risks, and Performance – Risk/Return Bar Chart and Table" are hereby deleted and replaced with the following information:

The Class K shares commenced operations on August 29, 2012.

AXA Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apvt4_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the Class K Shares of the AXA Conservative Allocation Portfolio.

*****

The first two sentences in the second paragraph under the section entitled "Investments, Risks, and Performance – Risk/Return Bar Chart and Table" are hereby deleted and replaced with the following information:

The Class K shares commenced operations on August 29, 2012.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2012